Cover	Sep. 08, 2021	Aug. 11, 2021	Jul. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2021
Entity File Number	000-55610
Entity Registrant Name	Greenbacker Renewable Energy Co LLC
Entity Central Index Key	0001563922
Entity Tax Identification Number	80-0872648
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	230 Park Avenue, Suite 1560
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10169
City Area Code		(646)
Local Phone Number	237-7884
Written Communications			false
Soliciting Material			false
Pre-commencement Tender Offer			false
Pre-commencement Issuer Tender Offer			false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true